TrimTabs ETF Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

November 30, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	TrimTabs ETF Trust (the “Trust”)
File Nos. 333-198603 and 811-22995
TrimTabs All Cap International Free-Cash-Flow ETF (S000056835)
TrimTabs All Cap U.S. Free-Cash-Flow ETF (S000054995)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the most recent amendment for the Trust dated November 30, 2018, and filed electronically as Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A on November 20, 2018.

If you have any questions or require further information, please contact me at (414) 765‑6611 or Thomas.Bausch@usbank.com.

Sincerely,

/s/ Thomas A. Bausch
Thomas A. Bausch
Vice President
U.S. Bank Global Fund Services
as Administrator to TrimTabs ETF Trust